UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2460

Fidelity Union Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2014

Item 1. Reports to Stockholders

Fidelity®

Arizona Municipal

Income Fund

and

Fidelity
Arizona Municipal
Money Market Fund

Semiannual Report

February 28, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity® Arizona Municipal Income Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Arizona Municipal Money Market Fund
Investment Changes/ Performance	(Click Here)	A summary of major shifts in the fund's investments over the past six months, and one year.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2013 to February 28, 2014).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense RatioB	Beginning Account Value September 1, 2013	Ending Account Value February 28, 2014	Expenses Paid During Period* September 1, 2013 to February 28, 2014
Fidelity Arizona Municipal Income Fund	.55%
Actual		$ 1,000.00	$ 1,057.90	$ 2.81
HypotheticalA		$ 1,000.00	$ 1,022.07	$ 2.76
Fidelity Arizona Municipal Money Market Fund	.09%
Actual		$ 1,000.00	$ 1,000.05	$ .45
HypotheticalA		$ 1,000.00	$ 1,024.35	$ .45

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Arizona Municipal Income Fund

Investment Changes (Unaudited)

Top Five Sectors as of February 28, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Health Care	21.4	17.7
General Obligations	17.5	17.6
Education	15.6	15.3
Special Tax	15.2	14.5
Electric Utilities	10.7	15.4
Weighted Average Maturity as of February 28, 2014
		6 months ago
Years	6.2	8.1

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 28, 2014
6 months ago
Years	7.7	8.2

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of February 28, 2014	As of August 31, 2013
AAA 0.0%	AAA 0.8%
AA,A 77.8%	AA,A 79.6%
BBB 20.1%	BBB 18.0%
Short-Term Investments and Net Other Assets 2.1%	Short-Term Investments and Net Other Assets 1.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Fidelity Arizona Municipal Income Fund

Investments February 28, 2014 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.9%
	Principal Amount	Value
Arizona - 96.9%
Arizona Board of Regents Arizona State Univ. Rev.:
(Polytechnic Campus Proj.) Series 2008 C:
5.75% 7/1/22	$ 1,500,000	$ 1,750,725
5.75% 7/1/23	250,000	291,333
Series 2012 A, 5% 7/1/26	1,000,000	1,136,030
Arizona Board of Regents Ctfs. of Prtn.:
(Arizona Biomedical Research Collaborative Bldg. Proj.) Series 2006, 5% 6/1/19 (AMBAC Insured)	1,140,000	1,222,274
(Univ. of Arizona Projs.):
Series 2006 A, 5% 6/1/18 (AMBAC Insured)	1,000,000	1,079,520
Series 2012 C, 5% 6/1/26	3,035,000	3,365,117
Arizona Ctfs. of Partnership:
Series 2008 A, 5% 9/1/20 (FSA Insured)	1,640,000	1,792,126
Series 2010 A, 5% 10/1/29 (FSA Insured)	5,000,000	5,394,950
Series 2013 A, 5% 10/1/25	1,870,000	2,093,783
Arizona Game and Fish Dept. and Commission (AGF Administration Bldg. Proj.) Series 2006:
5% 7/1/21	1,280,000	1,327,616
5% 7/1/32	470,000	475,100
Arizona Health Facilities Auth. Hosp. Sys. Rev.:
(Phoenix Children's Hosp. Proj.) Series 2012 A, 5% 2/1/42	1,000,000	995,630
Series 2012 A, 5% 2/1/23	1,285,000	1,430,205
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.):
Series 2007 A, 5% 1/1/21	1,000,000	1,098,670
Series 2007 B, 0.973% 1/1/37 (b)	1,000,000	791,240
Series 2008 A, 5.25% 1/1/31	1,000,000	1,046,010
Series 2008 D:
5.375% 1/1/32	1,000,000	1,052,210
6% 1/1/27	1,000,000	1,109,050
Series 2011 B1, 5.25% 3/1/39	1,000,000	1,036,050
Series 2012 A, 5% 1/1/43	3,500,000	3,586,240
Arizona School Facilities Board Ctfs. of Prtn. Series 2008, 5.75% 9/1/22	1,000,000	1,122,730
Arizona State Lottery Rev. Series 2010 A, 5% 7/1/21 (FSA Insured)	1,000,000	1,165,870
Arizona Trans. Board Hwy. Rev.:
Series 2008 A, 5% 7/1/33	1,000,000	1,077,520
Series 2011 A, 5.25% 7/1/26	1,250,000	1,453,225
Avondale Muni. Dev. Corp. Excise Tax Rev. 5% 7/1/28	500,000	532,505
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Cottonwood Wtr. Sys. Rev.:
5% 7/1/26 (XL Cap. Assurance, Inc. Insured)	$ 1,405,000	$ 1,434,224
5% 7/1/30 (XL Cap. Assurance, Inc. Insured)	1,125,000	1,140,424
5% 7/1/35 (XL Cap. Assurance, Inc. Insured)	1,300,000	1,309,256
Glendale Indl. Dev. Auth. (Midwestern Univ. Proj.) Series 2007, 5.25% 5/15/19	1,000,000	1,133,140
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.):
Series 2005 B, 5.25% 12/1/19	1,040,000	1,076,806
Series 2005, 5% 12/1/35	1,000,000	1,001,740
Series 2007:
5% 12/1/27	1,000,000	1,017,650
5% 12/1/32	1,000,000	1,007,720
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/17 (AMBAC Insured)	1,580,000	1,724,270
Goodyear Pub. Impt. Corp. Facilities Rev. Series 2008, 6% 7/1/31	1,000,000	1,096,470
Marana Muni. Property Corp. Facilities Rev. Series A, 5.25% 7/1/22	1,620,000	1,817,624
Maricopa County Indl. Dev. Auth. Health Facilities Rev.:
(Catholic Healthcare West Proj.):
Series 2007 A, 5.25% 7/1/32	1,000,000	1,030,310
Series 2009 A, 6% 7/1/39	1,000,000	1,093,960
(Mayo Clinic Proj.) 5% 11/15/36	1,000,000	1,016,330
Maricopa County Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series 2000 A, 5% 6/1/35	6,000,000	6,287,513
Maricopa County School District #28 Kyrene Elementary Series 2010 B:
1% 7/1/28 (a)	690,000	719,159
1% 7/1/29 (a)	480,000	504,878
1% 7/1/30 (a)	400,000	417,816
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5% 7/1/38	1,000,000	1,047,360
Mesa Hwy. Proj. Advancement Series 2011 A, 5% 7/1/17	500,000	530,915
Mesa Util. Sys. Rev. Series 2006, 5% 7/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,173,460
Northern Ariz Univ. Ctfs. of Prtn. (Univ. Proj.) Series 2013, 5% 9/1/24	1,000,000	1,119,470
Northern Arizona Univ. Revs.:
Series 2012:
5% 6/1/36	860,000	898,683
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Northern Arizona Univ. Revs.: - continued
Series 2012: - continued
5% 6/1/41	$ 1,250,000	$ 1,296,763
Series 2013, 5% 8/1/27	1,000,000	1,111,670
5% 6/1/21 (AMBAC Insured)	1,085,000	1,180,502
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2008 A, 5% 7/1/33	1,000,000	1,030,070
Series 2013, 5% 7/1/26 (c)	1,100,000	1,213,652
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 5.5% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,293,740
Phoenix Civic Impt. Corp. Excise Tax Rev.:
(Civic Plaza Expansion Proj.) Series 2005 A:
5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	550,000	578,221
5% 7/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,034,000
Series 2007 A, 5% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,250,000	1,375,425
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev.:
Series 2004, 5% 7/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	770,000	779,671
Series 2007, 5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,108,870
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2005, 5% 7/1/29	1,750,000	1,847,423
Phoenix-Mesa Gateway Arpt. Auth. (Mesa Proj.) Series 2012:
5% 7/1/24 (c)	380,000	405,266
5% 7/1/27 (c)	400,000	419,392
Pima County Ctfs. of Prtn.:
(Justice Bldg. Proj.) Series 2007 A:
5% 7/1/19 (AMBAC Insured)	650,000	718,322
5% 7/1/21 (AMBAC Insured)	910,000	1,003,785
Series 2013 A, 5% 12/1/22	1,000,000	1,146,900
Pima County Swr. Sys. Rev.:
Series 2011 B:
5% 7/1/22	1,635,000	1,916,449
5% 7/1/25	1,000,000	1,137,600
Series 2012 A:
5% 7/1/25	1,600,000	1,834,064
5% 7/1/26	1,000,000	1,128,220
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Pima County Unified School District #1 Tucson (Proj. of 2004):
Series 2007 C, 5% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000,000	$ 1,083,850
Series 2008 D, 5% 7/1/25 (FSA Insured)	1,000,000	1,099,630
Pinal County Unified School District #44 J.O. Combs (2006 School Impt. Proj.) Series B, 5% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	860,000	924,689
Queen Creek Excise Tax & State Shared Rev. 5% 8/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,125,000	1,213,954
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Series 2008 A:
5% 1/1/24	1,075,000	1,190,563
5% 1/1/33	1,000,000	1,065,340
5% 1/1/38	2,400,000	2,534,664
Series 2009 A, 5% 1/1/26	1,950,000	2,163,545
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007:
5% 12/1/37	1,500,000	1,574,880
5.5% 12/1/29	3,000,000	3,360,810
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.):
Series 2006 C, 5% 9/1/35 (FSA Insured)	415,000	432,011
Series 2008 A, 5% 9/1/23	355,000	374,525
Scottsdale Muni. Property Corp. Excise Tax Rev. (Wtr. and Swr. Impt. Proj.) Series 2008 A, 5% 7/1/28	1,050,000	1,151,451
Sedona Excise Tax Rev.:
Series 2004, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,120,000	2,165,156
Series 2005, 5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,037,590
Tempe Excise Tax Rev. Series 2012, 5% 7/1/25	1,090,000	1,245,140
Tempe Transit Excise Tax Rev. Series 2008, 4.75% 7/1/38	60,000	62,128
Tucson Ctfs. of Prtn.:
Series 2006 A, 5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,050,000	3,305,072
Series 2007, 5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,101,700
Tucson Wtr. Rev. Series 2013 A, 5% 7/1/25	1,150,000	1,320,660
Univ. Med. Ctr. Corp. Hosp. Rev.:
Series 2005, 5% 7/1/16	860,000	899,182
Series 2011, 6% 7/1/39	2,235,000	2,339,777
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Univ. Med. Ctr. Corp. Hosp. Rev.: - continued
5.625% 7/1/36	$ 1,000,000	$ 1,031,000
Univ. of Arizona Univ. Revs.:
Series 2008 A, 5% 6/1/22	1,315,000	1,459,256
Series 2009 A, 5% 6/1/39	1,000,000	1,047,260
Series 2012 A, 5% 6/1/37	2,000,000	2,144,880
Yavapai County Indl. Dev. Auth.:
(Northern Healthcare Sys. Proj.) Series 2011, 5% 10/1/20	1,000,000	1,163,800
Series 2012 A, 5.25% 8/1/33	2,000,000	2,017,620
Yuma Indl. Dev. Auth. Hosp. Rev. Series 2014 A, 5% 8/1/27	2,000,000	2,072,180
		134,167,225
Guam - 0.7%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
5% 10/1/18 (c)	300,000	317,940
6.375% 10/1/43 (c)	200,000	203,344
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/21 (FSA Insured)	400,000	455,856
		977,140
Puerto Rico - 0.1%
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2011 C, 0% 8/1/41	500,000	73,695
Virgin Islands - 0.2%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/25	300,000	314,844
TOTAL INVESTMENT PORTFOLIO - 97.9% (Cost $131,387,200)	135,532,904
NET OTHER ASSETS (LIABILITIES) - 2.1%	2,932,361
NET ASSETS - 100%	$ 138,465,265
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
Health Care	21.4%
General Obligations	17.5%
Education	15.6%
Special Tax	15.2%
Electric Utilities	10.7%
Water & Sewer	10.7%
Others* (Individually Less Than 5%)	8.9%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Arizona Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	February 28, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $131,387,200)		$ 135,532,904
Cash		1,669,267
Receivable for fund shares sold		131,073
Interest receivable		1,340,735
Other receivables		133
Total assets		138,674,112

Liabilities
Payable for fund shares redeemed	$ 16,462
Distributions payable	129,164
Accrued management fee	63,221
Total liabilities		208,847

Net Assets		$ 138,465,265
Net Assets consist of:
Paid in capital		$ 134,271,805
Undistributed net investment income		39,928
Accumulated undistributed net realized gain (loss) on investments		7,828
Net unrealized appreciation (depreciation) on investments		4,145,704
Net Assets, for 11,803,641 shares outstanding		$ 138,465,265
Net Asset Value, offering price and redemption price per share ($138,465,265 ÷ 11,803,641 shares)		$ 11.73

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Arizona Municipal Income Fund
Financial Statements - continued

Statement of Operations

Six months ended February 28, 2014 (Unaudited)

Investment Income
Interest		$ 2,845,673

Expenses
Management fee	$ 391,928
Independent trustees' compensation	285
Miscellaneous	129
Total expenses before reductions	392,342
Expense reductions	(248)	392,094
Net investment income (loss)		2,453,579
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		389,116
Change in net unrealized appreciation (depreciation) on investment securities		5,471,075
Net gain (loss)		5,860,191
Net increase (decrease) in net assets resulting from operations		$ 8,313,770

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended February 28, 2014 (Unaudited)	Year ended August 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,453,579	$ 5,865,526
Net realized gain (loss)	389,116	414,386
Change in net unrealized appreciation (depreciation)	5,471,075	(13,510,768)
Net increase (decrease) in net assets resulting from operations	8,313,770	(7,230,856)
Distributions to shareholders from net investment income	(2,450,653)	(5,864,083)
Distributions to shareholders from net realized gain	(384,484)	(382,125)
Total distributions	(2,835,137)	(6,246,208)
Share transactions Proceeds from sales of shares	14,252,288	56,665,182
Reinvestment of distributions	1,777,760	3,619,802
Cost of shares redeemed	(39,096,611)	(74,669,582)
Net increase (decrease) in net assets resulting from share transactions	(23,066,563)	(14,384,598)
Redemption fees	4,163	3,595
Total increase (decrease) in net assets	(17,583,767)	(27,858,067)

Net Assets
Beginning of period	156,049,032	183,907,099
End of period (including undistributed net investment income of $39,928 and undistributed net investment income of $37,002, respectively)	$ 138,465,265	$ 156,049,032
Other Information Shares
Sold	1,245,417	4,727,263
Issued in reinvestment of distributions	153,736	300,213
Redeemed	(3,395,061)	(6,309,658)
Net increase (decrease)	(1,995,908)	(1,282,182)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.31	$ 12.19	$ 11.55	$ 11.76	$ 11.12	$ 11.04
Income from Investment Operations
Net investment income (loss) D	.198	.382	.413	.420	.416	.425
Net realized and unrealized gain (loss)	.452	(.855)	.641	(.210)	.639	.112
Total from investment operations	.650	(.473)	1.054	.210	1.055	.537
Distributions from net investment income	(.198)	(.382)	(.412)	(.420)	(.416)	(.425)
Distributions from net realized gain	(.032)	(.025)	(.002)	-	-	(.033)
Total distributions	(.230)	(.407)	(.414)	(.420)	(.416)	(.458)
Redemption fees added to paid in capital D	- F	- F	- F	- F	.001	.001
Net asset value, end of period	$ 11.73	$ 11.31	$ 12.19	$ 11.55	$ 11.76	$ 11.12
Total Return B, C	5.79%	(4.03)%	9.26%	1.92%	9.69%	5.15%
Ratios to Average Net Assets E
Expenses before reductions	.55% A	.55%	.55%	.55%	.55%	.55%
Expenses net of fee waivers, if any	.55% A	.55%	.55%	.55%	.55%	.55%
Expenses net of all reductions	.55% A	.55%	.55%	.55%	.55%	.55%
Net investment income (loss)	3.47% A	3.16%	3.47%	3.71%	3.66%	3.97%
Supplemental Data
Net assets, end of period (000 omitted)	$ 138,465	$ 156,049	$ 183,907	$ 160,378	$ 184,201	$ 155,053
Portfolio turnover rate	7% A	20%	12%	10%	10%	19%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Arizona Municipal Money Market Fund

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 2/28/14	% of fund's investments 8/31/13	% of fund's investments 2/28/13
1 - 7	78.2	76.7	71.6
8 - 30	5.2	8.6	1.1
31 - 60	2.0	2.9	9.9
61 - 90	2.0	0.2	0.0
91 - 180	10.9	5.1	13.2
> 180	1.7	6.5	4.2
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	2/28/14	8/31/13	2/28/13
Fidelity Arizona Municipal Money Market Fund	25 Days	33 Days	36 Days
All Tax-Free Money Market Funds Average*	31 Days	42 Days	31 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

* Source: iMoneyNet, Inc.

Weighted Average Life
	2/28/14	8/31/13	2/28/13
Fidelity Arizona Municipal Money Market Fund	25 Days	33 Days	36 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of February 28, 2014	As of August 31, 2013
Variable Rate Demand Notes (VRDNs) 69.4%	Variable Rate Demand Notes (VRDNs) 66.1%
Other Municipal Debt 26.9%	Other Municipal Debt 25.4%
Investment Companies 3.6%	Investment Companies 10.5%
Net Other Assets (Liabilities) 0.1%	Net Other Assets (Liabilities)† (2.0)%

† Net Other Assets (Liabilities) are not included in the pie chart.

Current and Historical Seven-Day Yields

	2/28/14	11/30/13	8/31/13	05/31/13	2/28/13
Fidelity Arizona Municipal Money Market Fund	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for period ending February 28, 2014, the most recent period shown in the table, would have been -0.46%.

Semiannual Report

Fidelity Arizona Municipal Money Market Fund

Investments February 28, 2014 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 69.4%
	Principal Amount	Value
Alabama - 0.1%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.34% 3/7/14, VRDN (a)(d)	$ 200,000	$ 200,000
Arizona - 66.4%
Arizona Board of Regents Arizona State Univ. Rev. Series 2008 A, 0.03% 3/7/14, LOC JPMorgan Chase Bank, VRDN (a)	1,000,000	1,000,000
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.):
Series 2008 E, 0.04% 3/7/14, LOC Bank of America NA, VRDN (a)	2,200,000	2,200,000
Series 2008 G, 0.02% 3/7/14, LOC Wells Fargo Bank NA, VRDN (a)	34,730,000	34,730,000
(Catholic Healthcare West Proj.):
Series 2005 B, 0.05% 3/7/14, LOC JPMorgan Chase Bank, VRDN (a)	11,710,000	11,710,000
Series 2008 B, 0.04% 3/7/14, LOC PNC Bank NA, VRDN (a)	14,000,000	14,000,000
Series 2009 F, 0.04% 3/7/14, LOC Mizuho Corporate Bank Ltd., VRDN (a)	24,200,000	24,200,000
(Royal Oaks Life Care Cmnty. Proj.):
Series 2002, 0.05% 3/7/14, LOC Bank of America NA, VRDN (a)	3,500,000	3,500,000
Series 2008, 0.05% 3/7/14, LOC Bank of America NA, VRDN (a)	7,900,000	7,900,000
Arizona Hsg. Fin. Auth. Multi-family Hsg. Rev. (Santa Carolina Apts. Proj.) Series 2005, 0.09% 3/7/14, LOC Fannie Mae, VRDN (a)(d)	3,645,000	3,645,000
Casa Grande Indl. Dev. Auth. Indl. Dev. Rev. (Price Companies, Inc. Proj.) Series A, 0.21% 3/7/14, LOC Bank of America NA, VRDN (a)(d)	930,000	930,000
Coconino County Poll. Cont. Corp. Rev.:
(Arizona Pub. Svc. Co. Navajo Proj.) Series 2009 B, 0.04% 3/3/14, LOC JPMorgan Chase Bank, VRDN (a)(d)	11,700,000	11,700,000
(Tucson Elec. Pwr. Co. Navajo Proj.) Series 2010 A, 0.09% 3/7/14, LOC JPMorgan Chase Bank, VRDN (a)(d)	3,500,000	3,500,000
Eclipse Fdg. Trust Various States Participating VRDN Series Solar 06 23, 0.03% 3/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(e)	6,895,000	6,895,000
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Glenn Oaks Apts. Proj.) Series 2001, 0.08% 3/7/14, LOC Fannie Mae, VRDN (a)(d)	2,254,675	2,254,675
(Ranchwood Apts. Proj.) Series 2001 A, 0.07% 3/7/14, LOC Fannie Mae, VRDN (a)(d)	1,400,000	1,400,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Arizona - continued
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.: - continued
(San Angelin Apts. Proj.) Series 2004, 0.05% 3/7/14, LOC Fannie Mae, VRDN (a)(d)	$ 1,300,000	$ 1,300,000
(San Martin Apts. Proj.) Series A1, 0.05% 3/7/14, LOC Fannie Mae, VRDN (a)(d)	6,000,000	6,000,000
(San Remo Apts. Proj.) Series 2002, 0.05% 3/7/14, LOC Fannie Mae, VRDN (a)(d)	8,675,000	8,675,000
(Village at Sun Valley Apts. Proj.) Series 2008, 0.05% 3/7/14, LOC Freddie Mac, VRDN (a)(d)	12,440,000	12,440,000
(Village Square Apts. Proj.) Series 2004, 0.07% 3/7/14, LOC Fannie Mae, VRDN (a)(d)	1,000,000	1,000,000
Maricopa County Indl. Dev. Auth. Rev.:
(Clayton Homes, Inc. Proj.) Series 1998, 0.06% 3/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (a)(d)	1,000,000	1,000,000
(Valley of the Sun YMCA Proj.) Series 2008, 0.06% 3/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (a)	6,600,000	6,600,000
Mesa Util. Sys. Rev. Participating VRDN Series ROC II R 11959X, 0.04% 3/7/14 (Liquidity Facility Citibank NA) (a)(e)	7,250,000	7,250,000
Northern Arizona Univ. Revs. Participating VRDN Series Solar 07 14, 0.03% 3/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(e)	4,600,000	4,600,000
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN:
Series Putters 3458, 0.04% 3/7/14 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,000,000	4,000,000
Series ROC II R 12311, 0.03% 3/7/14 (Liquidity Facility Citibank NA) (a)(e)	3,500,000	3,500,000
Phoenix Gen. Oblig. Participating VRDN Series BBT 2012, 0.03% 3/7/14 (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	10,710,000	10,710,000
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Del Mar Terrace Apts. Proj.) Series 1999 A, 0.04% 3/7/14, LOC Freddie Mac, VRDN (a)	2,300,000	2,300,000
(Westward Ho Apts. Proj.) Series 2003 A, 0.09% 3/7/14, LOC Bank of America NA, VRDN (a)(d)	4,085,000	4,085,000
Phoenix Indl. Dev. Auth. Rev.:
(Desert Botanical Garden Proj.) Series 2000, 0.04% 3/7/14, LOC JPMorgan Chase Bank, VRDN (a)	600,000	600,000
(Independent Newspaper, Inc. Proj.) Series 2000, 0.24% 3/7/14, LOC Wells Fargo Bank NA, VRDN (a)(d)	630,000	630,000
Pima County Indl. Dev. Auth. Indl. Rev. (Tucson Elec. Pwr. Co. Proj.) Series 1982 A, 0.05% 3/7/14, LOC Wells Fargo Bank NA, VRDN (a)	9,600,000	9,600,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Arizona - continued
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(River Point Proj.) Series 2001, 0.07% 3/7/14, LOC Fannie Mae, VRDN (a)(d)	$ 5,735,000	$ 5,735,000
Series A, 0.07% 3/7/14, LOC Fannie Mae, VRDN (a)(d)	3,200,000	3,200,000
Pima County Indl. Dev. Auth. Rev. (Broadway Proper Congregate Proj.) Series 2000 A, 0.04% 3/7/14, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)	3,360,000	3,360,000
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series EGL 06 14 Class A, 0.03% 3/7/14 (Liquidity Facility Citibank NA) (a)(e)	1,300,000	1,300,000
Series MS 3078, 0.03% 3/7/14 (Liquidity Facility Cr. Suisse AG) (a)(e)	1,500,000	1,500,000
Series MS 3179, 0.05% 3/7/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)	3,020,000	3,020,000
Series ROC II R 11980 X, 0.03% 3/7/14 (Liquidity Facility Citibank NA) (a)(e)	700,000	700,000
Series WF 09 40C, 0.07% 3/7/14 (Liquidity Facility Wells Fargo & Co.) (a)(e)	7,500,000	7,500,000
Scottsdale Gen. Oblig. Participating VRDN Series BBT 08 20, 0.03% 3/7/14 (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	11,005,000	11,005,000
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.04% 3/7/14, LOC Bank of America NA, VRDN (a)	11,950,000	11,950,000
Tucson Indl. Dev. Auth. Multi-family Hsg. Rev. (Family Hsg. Resources Proj.) Series 2002 A, 0.05% 3/7/14, LOC Fannie Mae, VRDN (a)	3,900,000	3,900,000
		267,024,675
Delaware - 0.2%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1987, 0.2% 3/3/14, VRDN (a)(d)	100,000	100,000
Series 1988, 0.2% 3/3/14, VRDN (a)(d)	300,000	300,000
Series 1994, 0.2% 3/3/14, VRDN (a)(d)	200,000	200,000
Series 1999 A, 0.21% 3/7/14, VRDN (a)	400,000	400,000
		1,000,000
Louisiana - 0.1%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 A1, 0.31% 3/7/14, VRDN (a)	360,000	360,000
Missouri - 0.4%
Missouri Health & Edl. Facilities Series 2013 B, 0.05% 3/3/14, LOC Bank of America NA, VRDN (a)	1,500,000	1,500,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Nebraska - 0.1%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.34% 3/7/14, VRDN (a)(d)	$ 200,000	$ 200,000
Nevada - 0.1%
Clark County Arpt. Rev.:
Series 2008 C2, 0.12% 3/7/14, LOC Landesbank Baden-Wurttemberg, VRDN (a)(d)	300,000	300,000
Series 2008 C3, 0.14% 3/7/14, LOC Landesbank Baden-Wurttemberg, VRDN (a)(d)	200,000	200,000
		500,000
New Jersey - 0.3%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.):
Series 2003 B1, 0.18% 3/7/14, VRDN (a)	900,000	900,000
Series 2012 A, 0.2% 3/7/14, VRDN (a)(d)	200,000	200,000
		1,100,000
New York - 0.2%
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev. (Beekman Tower Proj.) Series 2008 A, 0.27% 3/7/14, LOC RBS Citizens NA, VRDN (a)	600,000	600,000
North Carolina - 0.1%
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.07% 3/7/14, LOC Cr. Industriel et Commercial, VRDN (a)	600,000	600,000
Ohio - 0.1%
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.) Series B, 0.14% 3/7/14, VRDN (a)	400,000	400,000
Pennsylvania - 0.5%
Chester County Health & Ed. Auth. Rev. (Jenner's Pond Proj.) Series 2006, 0.04% 3/7/14, LOC Citizens Bank of Pennsylvania, VRDN (a)	2,000,000	2,000,000
Delaware County Auth. Rev. (White Horse Village Proj.) Series 2006 B, 0.07% 3/3/14, LOC Citizens Bank of Pennsylvania, VRDN (a)	200,000	200,000
		2,200,000
South Carolina - 0.1%
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 A, 0.08% 3/3/14, VRDN (a)	400,000	400,000
Tennessee - 0.2%
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.) Series 2002, 0.07% 3/3/14, LOC Bank of America NA, VRDN (a)	905,000	905,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Texas - 0.4%
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.05% 3/7/14, LOC JPMorgan Chase Bank, VRDN (a)(d)	$ 200,000	$ 200,000
Harris County Indl. Dev. Corp. Solid Waste Disp. Rev. (Deer Park Refining Ltd. Partnership Proj.) Series 2002, 0.33% 3/3/14, VRDN (a)(d)	1,400,000	1,400,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.28% 3/3/14, VRDN (a)	100,000	100,000
Series 2004, 0.45% 3/7/14, VRDN (a)(d)	100,000	100,000
		1,800,000
Wyoming - 0.1%
Lincoln County Envir. (PacifiCorp Proj.) Series 1995, 0.2% 3/7/14, VRDN (a)(d)	250,000	250,000
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1984, 0.22% 3/7/14, VRDN (a)	100,000	100,000
		350,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $279,139,675)		279,139,675
Other Municipal Debt - 26.9%

Arizona - 26.1%
Arizona Board of Regents Arizona State Univ. Rev. Bonds Series 2012 A, 4% 7/1/14	2,955,000	2,992,283
Arizona School Facilities Board Ctfs. of Prtn. Bonds:
Series 2013 A1, 2% 9/1/14	2,025,000	2,043,310
Series 2013 A2, 2% 9/1/14	4,200,000	4,238,187
Arizona State Lottery Rev. Bonds Series 2010 A, 5% 7/1/14	1,500,000	1,524,683
Arizona State Trans. Board Bonds Series 2003 A, 5% 7/1/14	4,000,000	4,064,880
Arizona Trans. Board Hwy. Rev. Bonds:
Series 2004 A, 5% 7/1/14 (Pre-Refunded to 7/1/14 @ 100)	1,000,000	1,016,077
Series 2011 A, 5% 7/1/14	1,600,000	1,625,535
Arizona Unemployment Ins. TAN:
Series 2013 A, 1.5% 5/7/14	4,100,000	4,109,965
Series 2013 B, 1.5% 5/21/14	4,100,000	4,111,967
Chandler Gen. Oblig. Bonds Series GS 07 49TP, 0.2%, tender 6/12/14 (Liquidity Facility Wells Fargo & Co.) (a)(e)(f)	1,370,000	1,370,000
Mesa Gen. Oblig. Bonds:
Series 2002, 5.375% 7/1/14	1,090,000	1,108,656
Other Municipal Debt - continued
	Principal Amount	Value
Arizona - continued
Mesa Gen. Oblig. Bonds: - continued
Series 2012, 2% 7/1/14	$ 2,000,000	$ 2,011,785
Series 2013, 2% 7/1/14	1,635,000	1,644,913
Phoenix Civic Impt. Corp.:
Series 2009, 0.08% 3/4/14, LOC Bank of America NA, CP	1,610,000	1,610,000
Series 2011 B1, 0.12% 3/17/14, LOC Barclays Bank PLC, CP	17,000,000	17,000,000
Phoenix Civic Impt. Corp. Transit Excise Tax Rev. Bonds (Lt. Rail Proj.) Series 2013, 2% 7/1/14	3,900,000	3,923,273
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev.:
Series 2012 A, 0.13% 3/6/14, LOC Royal Bank of Canada, CP	3,000,000	3,000,000
0.1% 4/3/14, LOC Royal Bank of Canada, CP	5,800,000	5,800,000
0.13% 3/18/14, LOC Wells Fargo Bank NA, CP	3,800,000	3,800,000
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Bonds Series 2005, 5% 7/1/14	3,720,000	3,778,874
Phoenix Gen. Oblig. Bonds Series 2004, 4.5% 7/1/14 (Pre-Refunded to 7/1/14 @ 100)	2,470,000	2,505,552
Pima County Ctfs. of Prtn. Bonds Series 2014, 2% 12/1/14	400,000	405,312
Pima County Reg'l. Trans. Auth. Excise Tax Rev. Bonds Series 2011, 4% 6/1/14	4,915,000	4,961,413
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2013 C, 0.13% 3/6/14, CP	14,900,000	14,900,000
Scottsdale Gen. Oblig. Bonds Series 2011, 3% 7/1/14	2,000,000	2,018,488
Scottsdale Muni. Property Corp. Excise Tax Rev. Bonds Series 2005 D, 5% 7/1/14	2,500,000	2,539,578
Tempe Gen. Oblig. Bonds Series 2013 B, 1% 7/1/14	2,285,000	2,290,945
Tucson Street & Hwy. User Rev. Bonds Series 2013 A, 2% 7/1/14	4,525,000	4,550,962
		104,946,638
Kentucky - 0.3%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.25% tender 4/8/14, CP mode	700,000	700,000
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Proj.) Series 2001 B, 0.25% tender 3/5/14, CP mode (d)	600,000	600,000
		1,300,000
Massachusetts - 0.3%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1992, 0.28% tender 4/9/14, CP mode	1,300,000	1,300,000
Other Municipal Debt - continued
	Principal Amount	Value
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.) Series 1990 A1, 0.3% tender 3/5/14, CP mode (d)	$ 300,000	$ 300,000
Series 1990 A, 0.33% tender 4/9/14, CP mode (d)	300,000	300,000
		600,000
TOTAL OTHER MUNICIPAL DEBT (Cost $108,146,638)		108,146,638
Investment Company - 3.6%
	Shares
Fidelity Municipal Cash Central Fund, 0.04% (b)(c) (Cost $14,652,000)	14,652,000	14,652,000
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $401,938,313)		401,938,313
NET OTHER ASSETS (LIABILITIES) - 0.1%		282,654
NET ASSETS - 100%		$ 402,220,967
Security Type Abbreviations
CP	-	COMMERCIAL PAPER
TAN	-	TAX ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,370,000 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost
Chandler Gen. Oblig. Bonds Series GS 07 49TP, 0.2%, tender 6/12/14 (Liquidity Facility Wells Fargo & Co.)	12/6/12 - 1/9/14	$ 1,370,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 6,099
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Arizona Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	February 28, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $387,286,313)	$ 387,286,313
Fidelity Central Funds (cost $14,652,000)	14,652,000
Total Investments (cost $401,938,313)		$ 401,938,313
Cash		107,034
Receivable for fund shares sold		7,415,960
Interest receivable		369,213
Distributions receivable from Fidelity Central Funds		768
Other receivables		579
Total assets		409,831,867

Liabilities
Payable for fund shares redeemed	$ 7,586,505
Distributions payable	178
Accrued management fee	24,214
Other affiliated payables	3
Total liabilities		7,610,900

Net Assets		$ 402,220,967
Net Assets consist of:
Paid in capital		$ 402,211,386
Distributions in excess of net investment income		(31)
Accumulated undistributed net realized gain (loss) on investments		9,612
Net Assets, for 401,998,495 shares outstanding		$ 402,220,967
Net Asset Value, offering price and redemption price per share ($402,220,967 ÷ 401,998,495 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended February 28, 2014 (Unaudited)

Investment Income
Interest		$ 201,630
Income from Fidelity Central Funds		6,099
Total income		207,729

Expenses
Management fee	$ 1,022,199
Independent trustees' compensation	794
Tax expense	3,295
Total expenses before reductions	1,026,288
Expense reductions	(838,820)	187,468
Net investment income (loss)		20,261
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(3)
Net increase in net assets resulting from operations		$ 20,258

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Arizona Municipal Money Market Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended February 28, 2014 (Unaudited)	Year ended August 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 20,261	$ 39,766
Net realized gain (loss)	(3)	34,577
Net increase in net assets resulting from operations	20,258	74,343
Distributions to shareholders from net investment income	(20,292)	(39,744)
Distributions to shareholders from net realized gain	-	(19,435)
Total distributions	(20,292)	(59,179)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	579,203,021	1,139,250,963
Reinvestment of distributions	19,274	56,967
Cost of shares redeemed	(585,029,351)	(1,120,287,777)
Net increase (decrease) in net assets and shares resulting from share transactions	(5,807,056)	19,020,153
Total increase (decrease) in net assets	(5,807,090)	19,035,317

Net Assets
Beginning of period	408,028,057	388,992,740
End of period (including distributions in excess of net investment income of $31 and $0, respectively)	$ 402,220,967	$ 408,028,057

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- F	- F	- F	- F	- F	.006
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	- F	- F	- F	- F	- F	.006
Distributions from net investment income	- F	- F	- F	- F	- F	(.006)
Distributions from net realized gain	-	- F	-	-	-	-
Total distributions	- F	- F	- F	- F	- F	(.006)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.00%	.02%	.01%	.01%	.01%	.64%
Ratios to Average Net Assets D, E
Expenses before reductions	.51% A	.50%	.50%	.50%	.50%	.54%
Expenses net of fee waivers, if any	.09% A	.16%	.19%	.26%	.33%	.53%
Expenses net of all reductions	.09% A	.16%	.19%	.26%	.33%	.52%
Net investment income (loss)	.01% A	.01%	.01%	.01%	.01%	.64%
Supplemental Data
Net assets, end of period (000 omitted)	$ 402,221	$ 408,028	$ 388,993	$ 382,688	$ 345,362	$ 373,206

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2014 (Unaudited)

1. Organization.

Fidelity® Arizona Municipal Income Fund (the Income Fund) is a fund of Fidelity Union Street Trust. Fidelity Arizona Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Union Street Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Union Street Trust and Fidelity Union Street Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of Arizona.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures

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3. Significant Accounting Policies - continued

Investment Valuation - continued

approved by the Board of Trustees (the Board), the Income Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. During the period, the Money Market Fund incurred a corporate tax liability on undistributed short-term capital gain and undistributed long-term capital gain which is included in Tax expense on the Statement of Operations. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and deferred trustees compensation.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Arizona Municipal Income Fund	$ 131,368,020	$ 5,485,272	$ (1,320,388)	$ 4,164,884
Fidelity Arizona Municipal Money Market Fund	401,938,313	-	-	-

Short-Term Trading (Redemption) Fees. Shares held by investors in the Income Fund less than 30 days may be subject to a redemption fee equal to .50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $4,817,090 and $28,183,017, respectively.

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Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provides the Funds with investment management related services for which the Funds pay a monthly management fee. The investment adviser pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense, including commitment fees. The management fee paid to the investment adviser by the Funds is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees. Each Fund's management fee is equal to the following annual rate of average net assets:

Fidelity Arizona Municipal Income Fund	.55%
Fidelity Arizona Municipal Money Market Fund	.50%

6. Committed Line of Credit.

The Income Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Arizona Municipal Income Fund	$ 129

During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

The investment adviser or its affiliates voluntarily agreed to waive certain fees for the Money Market Fund in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver was $838,176.

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's management fee. During the period, these credits reduced management fee by the following amounts:

Fidelity Arizona Municipal Income Fund	$ 248
Fidelity Arizona Municipal Money Market Fund	644

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8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Arizona Municipal Income Fund / Fidelity Arizona Municipal Money Market Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established four standing committees, Operations, Audit, Fair Valuation, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale exist and would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

Semiannual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the combination of several funds with other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; and (xi) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance (for Fidelity Arizona Municipal Income Fund). The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Investment Performance (for Fidelity Arizona Municipal Money Market Fund). The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

Semiannual Report

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate peer groups, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; the fund's market value NAV over time and its resilience under various stressed conditions; and fund cash flows and other factors.

The Board recognizes that in interest rate environments where many competitors waive fees to maintain a minimum yield, relative money market fund performance on a net basis may not be particularly meaningful due to miniscule performance differences among competitor funds. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis (after fees and expenses) over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit each fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 50% would mean that half of the funds in the Total Mapped Group had higher, and half had lower, management fees than a fund. The funds' actual TMG %s are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, each fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for non-management expenses (including transfer agent fees, pricing and bookkeeping fees, and fees paid to non-affiliated custodians) from the fund's all-inclusive fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in non-management expenses.

Semiannual Report

Fidelity Arizona Municipal Income Fund

Fidelity Arizona Municipal Money Market Fund

The Board noted that each fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Total Expense Ratio. In its review of each fund's total expense ratio, the Board considered the fund's hypothetical net management fee as well as the fund's all-inclusive fee. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund's total expense ratio ranked below its competitive median for 2012. The Board considered that Fidelity has been voluntarily waiving part or all of the management fees to maintain a minimum yield for Fidelity Arizona Municipal Money Market Fund, and also noted that Fidelity retains the ability to be repaid in certain circumstances.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other mutual funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Semiannual Report

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

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and Account Assistance 1-800-544-6666

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AZI-SPZ-USAN-0414
1.790941.110

Fidelity®

Maryland Municipal Income

Fund

Semiannual Report

February 28, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2013 to February 28, 2014).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value September 1, 2013	Ending Account Value February 28, 2014	Expenses Paid During Period* September 1, 2013 to February 28, 2014
Actual	.55%	$ 1,000.00	$ 1,049.50	$ 2.79
HypotheticalA		$ 1,000.00	$ 1,022.07	$ 2.76

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Sectors as of February 28, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	36.0	38.0
Health Care	23.9	22.2
Water & Sewer	9.4	10.1
Education	8.9	8.5
Transportation	8.6	8.9
Weighted Average Maturity as of February 28, 2014
		6 months ago
Years	6.1	7.5

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 28, 2014
6 months ago
Years	7.4	7.8

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of February 28, 2014	As of August 31, 2013
AAA 23.3%	AAA 25.2%
AA,A 61.3%	AA,A 60.7%
BBB 9.9%	BBB 10.9%
BB and Below 1.7%	BB and Below 1.2%
Not Rated 0.3%	Not Rated 0.2%
Short-Term Investments and Net Other Assets 3.5%	Short-Term Investments and Net Other Assets 1.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Investments February 28, 2014 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.5%
	Principal Amount	Value
District Of Columbia - 2.3%
Washington D.C. Metropolitan Transit Auth. Rev. Series 2009 A, 5% 7/1/19	$ 3,780,000	$ 4,424,679
Guam - 0.9%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2006 A, 5% 10/1/23	500,000	505,265
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
5% 10/1/16 (a)	300,000	317,028
6.25% 10/1/34 (a)	300,000	304,503
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/24 (FSA Insured)	500,000	551,225
		1,678,021
Maryland - 90.5%
Anne Arundel County Gen. Oblig.:
Series 2012 B, 5% 4/1/21	2,090,000	2,515,294
Series 2012:
5% 4/1/19	1,060,000	1,261,665
5% 4/1/22	335,000	404,023
5% 4/1/23	4,050,000	4,821,768
Baltimore Convention Ctr. Hotel Rev. Series 2006 A:
5.25% 9/1/17 (XL Cap. Assurance, Inc. Insured)	1,350,000	1,416,353
5.25% 9/1/27 (XL Cap. Assurance, Inc. Insured)	1,020,000	1,005,465
Baltimore County Gen. Oblig.:
(Metropolitan District Proj.) Series 71:
5% 2/1/31	2,000,000	2,143,280
5% 2/1/38	1,930,000	2,040,550
(Oak Crest Village, Inc. Proj.) Series 2007 A, 5% 1/1/22	500,000	520,645
Series 2010, 5% 8/1/20	1,080,000	1,305,623
Series 2012, 5% 8/1/23	5,000,000	6,005,200
4% 8/1/24	3,000,000	3,251,820
Baltimore Ctfs. of Prtn. Series 2010 A, 5% 10/1/17	2,005,000	2,272,126
Baltimore Gen. Oblig.:
(Consolidated Pub. Impt. Proj.) Series 2008 A, 5% 10/15/25 (FSA Insured)	1,445,000	1,613,386
Series 2013 B:
5% 10/15/23	1,100,000	1,296,900
5% 10/15/24	1,875,000	2,187,075
Baltimore Proj. Rev.:
(Wastewtr. Proj.):
Series 2007 D:
5% 7/1/32 (FSA Insured)	4,500,000	4,738,635
Municipal Bonds - continued
	Principal Amount	Value
Maryland - continued
Baltimore Proj. Rev.: - continued
(Wastewtr. Proj.): - continued
Series 2007 D:
5% 7/1/37 (AMBAC Insured)	$ 2,000,000	$ 2,088,760
5% 7/1/37 (FSA Insured)	4,000,000	4,177,520
Series 2008 A:
5% 7/1/33 (FSA Insured)	2,000,000	2,121,740
5% 7/1/38 (FSA Insured)	2,000,000	2,093,920
Series 2009 C, 5.625% 7/1/39	2,000,000	2,193,440
(Wtr. Proj.) Series 1994 A, 5% 7/1/24 (FGIC Insured)	370,000	424,298
Frederick County Econ. Dev. Rev. Series 2009 A:
5% 3/1/25	610,000	708,430
5% 3/1/27	1,255,000	1,441,280
Howard County Gen. Oblig. Series 2011 B:
5% 8/15/22	3,285,000	3,913,388
5% 8/15/23	5,000,000	5,900,000
Maryland Dept. of Trans. Consolidated Trans. Rev. Series 2009:
4% 5/15/20	3,000,000	3,347,940
4% 5/15/23	1,390,000	1,508,581
Maryland Econ. Dev. Corp. Poll. Cont. Rev. (Potomac Elec. Proj.) Series 2006, 6.2% 9/1/22	2,700,000	3,178,305
Maryland Econ. Dev. Corp. Student Hsg. Rev.:
(Towson Univ. Proj.) Series 2007 A, 5.25% 7/1/17	500,000	536,120
(Univ. of Maryland, Baltimore County Student Hsg. Proj.) Series 2006:
5% 6/1/14 (CIFG North America Insured)	700,000	706,839
5% 7/1/16 (XL Cap. Assurance, Inc. Insured)	500,000	515,435
5% 6/1/18 (CIFG North America Insured)	2,000,000	2,127,500
Maryland Gen. Oblig. (State & Local Facilities Ln. Prog.):
Second Series 2009 A, 5% 8/15/23	2,460,000	2,752,371
Second Series 2009 B, 5% 8/15/21	3,000,000	3,585,090
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Anne Arundel Health Sys. Proj.) Series 2010, 5% 7/1/28	510,000	547,597
(Carroll County Gen. Hosp. Proj.) Series 2006, 5% 7/1/40	1,500,000	1,523,550
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38	3,970,000	3,868,249
(Johns Hopkins Med. Institutions Utils. Proj.) Series 2005 B, 5% 5/15/35	1,475,000	1,488,688
(Johns Hopkins Univ. Proj.) Series 2008 A, 5.25% 7/1/38	5,000,000	5,402,050
Municipal Bonds - continued
	Principal Amount	Value
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.: - continued
(LifeBridge Health Proj.):
Series 2008, 5% 7/1/19 (Assured Guaranty Corp. Insured)	$ 300,000	$ 331,635
Series 2011, 6% 7/1/41	1,500,000	1,682,625
(MedStar Health Proj.) Series 2007, 5.25% 5/15/46	1,000,000	1,008,410
(Mercy Med. Ctr. Proj.) Series 2007 A, 5.5% 7/1/42	1,000,000	1,010,180
(Peninsula Reg'l. Med. Ctr. Proj.) Series 2006, 5% 7/1/15	1,120,000	1,186,483
(Univ. of Maryland Med. Sys. Proj.):
Series 2006 A, 5% 7/1/41	1,000,000	1,007,990
Series 2008 F, 5.25% 7/1/19	1,700,000	1,951,957
Series 2010, 5.125% 7/1/39	1,700,000	1,743,214
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 5.5% 1/1/18	370,000	392,011
(Washington County Health Sys. Proj.) Series 2008, 6% 1/1/43	405,000	410,605
(Western Maryland Health Sys. Proj.) Series 2006 A:
5% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,450,000	1,550,355
5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,635,000	1,774,874
Series 2011 A, 5% 5/15/23	1,500,000	1,741,185
Series 2011, 5% 8/15/22	1,000,000	1,148,340
Series 2012 A:
5% 7/1/23	400,000	448,804
5% 7/1/24	700,000	782,712
5% 7/1/25	900,000	998,064
5% 7/1/25	1,000,000	1,083,390
5% 7/1/25	2,000,000	2,335,860
5% 7/1/25	1,120,000	1,212,568
5% 7/1/26	300,000	323,244
5% 10/1/30	750,000	817,020
Series 2012 B, 5% 7/1/25	1,135,000	1,298,338
Series 2012:
5% 7/1/23	850,000	955,026
5% 7/1/24	1,100,000	1,224,905
5% 7/1/26	1,080,000	1,112,530
5% 7/1/26	1,400,000	1,522,990
5% 7/1/27	300,000	323,244
5% 7/1/31	2,500,000	2,516,750
Municipal Bonds - continued
	Principal Amount	Value
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.: - continued
Series 2013 A:
5% 7/1/26	$ 1,045,000	$ 1,144,630
5% 7/1/27	1,185,000	1,293,534
5% 8/15/41	3,000,000	3,049,620
Series 2013 B, 5% 8/15/38	2,000,000	2,042,220
Maryland Indl. Dev. Fing. Auth. Rev. (American Ctr. for Physics Proj.) Series 2001, 5.25% 12/15/15	320,000	321,162
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 A, 5% 6/1/21 (a)	2,255,000	2,568,422
Maryland Trans. Auth. Trans. Facility Projects Rev.:
Series 2007:
5% 7/1/30	2,000,000	2,133,340
5% 7/1/31 (FSA Insured)	5,000,000	5,323,550
Series 2008:
5% 7/1/35	880,000	929,588
5% 7/1/37 (FSA Insured)	4,485,000	4,721,180
6.8% 7/1/16 (Escrowed to Maturity)	315,000	332,023
Montgomery County Gen. Oblig.:
(Consolidated Pub. Impt. Proj.):
Series 2007 A, 5% 5/1/25	1,000,000	1,107,460
Series 2011 A, 5% 7/1/24	5,515,000	6,337,231
(Dept. of Liquor Cont. Proj.) Series 2011 A, 5% 4/1/20	1,405,000	1,666,948
(Trinity Health Cr. Group Proj.) Series 2011, 5% 12/1/40	1,000,000	1,036,270
Morgan State Univ. Academic & Auxiliary Facilities Fees Rev. Series 2012:
4% 7/1/18	1,065,000	1,192,608
5% 7/1/20	650,000	767,364
5% 7/1/22	750,000	882,668
Prince Georges County Gen. Oblig. Series 2011 A, 5% 9/15/26	2,500,000	2,911,525
Washington Suburban San. District 5% 6/1/20	2,000,000	2,337,080
		170,944,631
Puerto Rico - 2.8%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series AA, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	260,000	254,012
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series E, 5.5% 7/1/17 (FSA Insured)	1,000,000	1,009,880
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
Series 2002 A, 5.5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 230,000	$ 227,288
Series 2007 A, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	977,500
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series 2002 KK, 5.5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	996,650
Series QQ, 5.5% 7/1/17 (XL Cap. Assurance, Inc. Insured)	1,000,000	867,650
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2011 C, 0% 8/1/39	5,000,000	862,150
		5,195,130
TOTAL INVESTMENT PORTFOLIO - 96.5% (Cost $179,280,301)	182,242,461
NET OTHER ASSETS (LIABILITIES) - 3.5%	6,559,814
NET ASSETS - 100%	$ 188,802,275
Legend
(a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information - continued
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	36.0%
Health Care	23.9%
Water & Sewer	9.4%
Education	8.9%
Transportation	8.6%
Special Tax	6.3%
Others* (Individually Less Than 5%)	6.9%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 28, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $179,280,301)		$ 182,242,461
Cash		5,137,843
Receivable for fund shares sold		5,263
Interest receivable		1,657,519
Other receivables		236
Total assets		189,043,322

Liabilities
Payable for fund shares redeemed	$ 36,773
Distributions payable	118,402
Accrued management fee	85,869
Other affiliated payables	3
Total liabilities		241,047

Net Assets		$ 188,802,275
Net Assets consist of:
Paid in capital		$ 185,667,565
Undistributed net investment income		17,840
Accumulated undistributed net realized gain (loss) on investments		154,710
Net unrealized appreciation (depreciation) on investments		2,962,160
Net Assets, for 17,005,711 shares outstanding		$ 188,802,275
Net Asset Value, offering price and redemption price per share ($188,802,275 ÷ 17,005,711 shares)		$ 11.10

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended February 28, 2014 (Unaudited)

Investment Income
Interest		$ 3,334,176

Expenses
Management fee	$ 532,184
Independent trustees' compensation	384
Miscellaneous	173
Total expenses before reductions	532,741
Expense reductions	(408)	532,333
Net investment income (loss)		2,801,843
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		490,532
Change in net unrealized appreciation (depreciation) on investment securities		6,137,704
Net gain (loss)		6,628,236
Net increase (decrease) in net assets resulting from operations		$ 9,430,079

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended February 28, 2014 (Unaudited)	Year ended August 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,801,843	$ 6,462,956
Net realized gain (loss)	490,532	1,269,876
Change in net unrealized appreciation (depreciation)	6,137,704	(18,937,302)
Net increase (decrease) in net assets resulting from operations	9,430,079	(11,204,470)
Distributions to shareholders from net investment income	(2,801,368)	(6,461,537)
Distributions to shareholders from net realized gain	(1,311,073)	(163,497)
Total distributions	(4,112,441)	(6,625,034)
Share transactions Proceeds from sales of shares	12,246,745	51,846,784
Reinvestment of distributions	2,954,831	4,773,310
Cost of shares redeemed	(31,719,757)	(72,062,808)
Net increase (decrease) in net assets resulting from share transactions	(16,518,181)	(15,442,714)
Redemption fees	151	572
Total increase (decrease) in net assets	(11,200,392)	(33,271,646)

Net Assets
Beginning of period	200,002,667	233,274,313
End of period (including undistributed net investment income of $17,840 and undistributed net investment income of $17,365, respectively)	$ 188,802,275	$ 200,002,667
Other Information Shares
Sold	1,121,020	4,493,407
Issued in reinvestment of distributions	269,379	415,831
Redeemed	(2,905,413)	(6,378,037)
Net increase (decrease)	(1,515,014)	(1,468,799)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.80	$ 11.67	$ 11.17	$ 11.30	$ 10.78	$ 10.64
Income from Investment Operations
Net investment income (loss) D	.158	.312	.335	.366	.375	.392
Net realized and unrealized gain (loss)	.372	(.862)	.500	(.130)	.521	.151
Total from investment operations	.530	(.550)	.835	.236	.896	.543
Distributions from net investment income	(.158)	(.312)	(.335)	(.366)	(.376)	(.393)
Distributions from net realized gain	(.072)	(.008)	-	-	-	(.010)
Total distributions	(.230)	(.320)	(.335)	(.366)	(.376)	(.403)
Redemption fees added to paid in capital D, F	-	-	-	-	-	-
Net asset value, end of period	$ 11.10	$ 10.80	$ 11.67	$ 11.17	$ 11.30	$ 10.78
Total Return B, C	4.95%	(4.84)%	7.57%	2.21%	8.46%	5.34%
Ratios to Average Net Assets E
Expenses before reductions	.55% A	.55%	.55%	.55%	.55%	.55%
Expenses net of fee waivers, if any	.55% A	.55%	.55%	.55%	.55%	.55%
Expenses net of all reductions	.55% A	.55%	.55%	.55%	.55%	.54%
Net investment income (loss)	2.92% A	2.71%	2.93%	3.35%	3.42%	3.79%
Supplemental Data
Net assets, end of period (000 omitted)	$ 188,802	$ 200,003	$ 233,274	$ 188,011	$ 197,659	$ 162,478
Portfolio turnover rate	0% A	16%	10%	22%	2%	23%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2014 (Unaudited)

1. Organization.

Fidelity® Maryland Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity Union Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may be affected by economic and political developments in the state of Maryland.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Valuation - continued

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and deferred trustees compensation.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 5,612,373
Gross unrealized depreciation	(2,647,942)
Net unrealized appreciation (depreciation) on securities and other investments	$ 2,964,431

Tax cost	$ 179,278,030

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $0 and $19,874,686, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .55% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees. The management fee paid to the investment adviser by the Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $173 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's management fee. During the period, these credits reduced the Fund's management fee by $408.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Maryland Municipal Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees, Operations, Audit, Fair Valuation, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the combination of several funds with other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; and (xi) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance. The fund underperformed its benchmark and peers for the one- and three-year periods ended June 30, 2013, and as a result the Board will continue to discuss with FMR the steps it is taking to address the fund's performance.

Semiannual Report

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 50% would mean that half of the funds in the Total Mapped Group had higher, and half had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for non-management expenses (including transfer agent fees, pricing and bookkeeping fees, and fees paid to non-affiliated custodians) from the fund's all-inclusive fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in non-management expenses.

Semiannual Report

Fidelity Maryland Municipal Income Fund

The Board noted that the fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the fund's total expense ratio, the Board considered the fund's hypothetical net management fee as well as the fund's all-inclusive fee. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below its competitive median for 2012.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other mutual funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Semiannual Report

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional

Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

SMD-USAN-0414
1.790944.110

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Union Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Union Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Union Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 21, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 21, 2014